Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2014
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Loss

NOTE 12 — Accumulated Other Comprehensive Loss

Shareholders' equity includes certain items classified as Accumulated other comprehensive loss ("AOCI") in the Consolidated Balance Sheets, including:

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Unrealized gains (losses) on hedges relate to interest rate swaps to convert the line of credit's variable rate of interest into a fixed rate. These hedges are designated as cash flow hedges, and CTS has deferred income statement recognition of gains and losses until the hedged transaction occurs. Amounts reclassified to income from AOCI for hedges are included in interest expense. Further information related to CTS' interest rate swaps is included in NOTE 15, "Fair Value Measurements".

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Unrealized gains (losses) on pension obligations are deferred from income statement recognition until the gains or losses are realized. Amounts reclassified to income from AOCI are included in net periodic pension expense. Further information related to CTS' pension obligations is included in NOTE 5, "Retirement Plans".

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Cumulative translation adjustment relates to our non-U.S. subsidiary companies that have designated a functional currency other than the U.S. dollar. CTS is required to translate the subsidiary functional currency financial statements to dollars using a combination of historical, period-end, and average foreign exchange rates. This combination of rates creates the foreign currency translation adjustment component of other comprehensive income. Transfer of foreign currency translation gains and (losses) from AOCI to income are included in Total other income (expense).

The components of AOCI for 2014 are as follows (in thousands):

	As of December 31, 2013	Gain (Loss) Recognized in OCI	Gain (Loss) reclassified from AOCI to income	As of December 31, 2014

Changes in fair market value of hedges:
Gross	$(998)	$(510)	$488	$(1,020)
Income tax (benefit)	(402)	(167)	185	(384)

Net	(596)	(343)	303	(636)
Changes in unrealized pension cost:
Gross	(138,133)	(37,043)	5,885	(169,291)
Income tax (benefit)	(55,028)	(12,267)	2,171	(65,124)

Net	(83,105)	(24,776)	3,714	(104,167)
Cumulative translation adjustment:
Gross	949	(704)	—	245
Income tax (benefit)	(855)	530	—	(325)

Net	1,804	(1,234)	—	570

Total accumulated other comprehensive (loss) income	$(81,897)	$(26,353)	$4,017	$(104,233)

The components of AOCI for 2013 are as follows (in thousands):

	As of December 31, 2012	Gain (Loss) recognized in OCI	Gain (Loss) reclassified from AOCI to income	As of December 31, 2013

Changes in fair market value of hedges:
Gross	$(1,606)	$289	$319	$(998)
Income tax (benefit)	(626)	101	123	(402)

Net	(980)	188	196	(596)
Changes in unrealized pension cost:
Gross	(199,241)	51,642	9,466	(138,133)
Income tax (benefit)	(78,398)	19,821	3,549	(55,028)

Net	(120,843)	31,821	5,917	(83,105)
Cumulative translation adjustment:
Gross	575	374	—	949
Income tax (benefit)	(644)	(211)	—	(855)

Net	1,219	585	—	1,804

Total accumulated other comprehensive (loss) income	$(120,604)	$32,594	$6,113	$(81,897)